Net revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Revenues
Gross billing	$ 3,018,937	$ 2,839,597	$ 3,440,863
Billing from products	2,925,797	2,731,872	3,330,975
Billing from freight, contracting insurance services and others	93,140	107,725	109,888
Taxes on sales	(249,202)	(263,979)	(402,064)
Return of products sales	(3,254)	(2,385)	(4,809)
Net revenues	$ 2,766,481	$ 2,573,233	$ 3,033,990